Note 27 - Share-Based Payment and Equity Settled Share Option Schemes (Tables)	12 Months Ended
Mar. 31, 2018
Statement Line Items [Line Items]
Disclosure of share-based compensation charges [text block]
	YEAR ENDED MARCH 31, 2018 $000’s	YEAR ENDED MARCH 31, 2017 $000’s	YEAR ENDED MARCH 31, 2016 $000’s
Operating expenses	2,164	2,015	4,415

Disclosure of indirect measurement of fair value of goods or services received, share options granted during period [text block]
	2018			2017			2016
Weighted average share price (in pound sterling)		£3.72			£2.50			£2.70
Weighted average exercise price (in pound sterling)		£2.66			£0.70			£1.00
Expected volatility	32	-	57%	39	-	74%	51	-	85%
Expected life (in years)	6	,	10	6	,	10	6	,	10
Risk free rate	2.19	-	2.36%	1.57	-	2.41%	2.17	-	2.37%
Expected dividend		—			—			—

Disclosure of number and weighted average exercise prices of other equity instruments [text block]
	NUMBER OF RSUs 2018	NUMBER OF RSUs 2017	NUMBER OF RSUs 2016
Outstanding balance at beginning of year	6,667	132,541	293,318
RSUs granted	2,760,500	5,000	—
RSUs vested	(61,578)	(80,736)	(136,750)
RSUs forfeited	(347)	(50,138)	(24,027)
Outstanding balance at end of year	2,705,241	6,667	132,541

The RhythmOne EMI scheme and the RhythmOne US plan [member]
Statement Line Items [Line Items]
Disclosure of number and weighted average exercise prices of share options [text block]
	NUMBER	2018 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2017 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2016 WEIGHTED AVERAGE (in pound sterling)
Outstanding balance at beginning of year	3,047,296	£3.70	2,926,966	£3.80	2,369,015	£5.00
Granted during the year	941,500	3.63	810,250	2.40	1,274,750	2.70
Exercised during the year	(255,382)	2.66	(158,830)	0.70	(25,598)	1.00
Forfeited during the year	(658,166)	3.95	(531,090)	3.50	(691,201)	5.90
Outstanding balance at end of year	3,075,248	3.68	3,047,296	3.70	2,926,966	3.80
Exercisable at end of year	2,057,684	2.62	1,801,393	4.40	1,166,997	5.20
	NUMBER	2018 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2017 WEIGHTED AVERAGE (in pound sterling)	NUMBER	2016 WEIGHTED AVERAGE (in pound sterling)
Outstanding balance at beginning of year	22,889	£4.50	48,114	£4.50	54,394	£4.50
Lapsed during the year	(22,889)	4.50	(25,225)	4.50	(6,280)	4.50
Outstanding balance at end of year	—	—	22,889	4.50	48,114	4.50
Exercisable at end of year	—	—	22,889	4.50	41,114	4.50